Organization and Principal Actitivies (Tables)	12 Months Ended
Mar. 31, 2026
Organization and Principal Actitivies [Abstract]
Schedule of the VIEs Included in the Group’s Consolidated Balance Sheets

The table sets forth the assets and liabilities of the VIEs included in the Group’s consolidated balance sheets:

	As of March 31,
	2026	2025
ASSETS
Current Assets
Cash and cash equivalents	$17,629,104	$17,866,902
Restricted cash	203	29,915
Accounts receivable, net	931,567	1,301,335
Inventories, net	775,951	816,195
Advance to suppliers	1,909,102	301,050
Due from related parties	1,896,225	-
Other receivables and other current assets, net	85,756	30,957
Total Current Assets	23,227,908	20,346,354
Non-current Assets
Property, plant and equipment, net	117,103	178,561
Intangible assets, net	6,328	11,808
Right-of-use assets – operating leases – related party	121,421	176,648
Total Non-current Assets	244,852	367,017
TOTAL ASSETS	$23,472,760	$20,713,371

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Short-term borrowings	$184,836	$549,046
Accounts payable	497,648	1,423,836
Refund liabilities	16,563	53,885
Contract liabilities	74,922	58,145
Accrued expenses and other liabilities	2,626,787	2,170,813
Tax payable	2,871	1,042,820
Operating lease liabilities – current – related party	67,979	61,229
Amount due to the subsidiaries of the Group	21,008,981	24,408,129
Total Current Liabilities	24,480,587	29,767,903
Non-current Liabilities
Long-term borrowings– non current portion	644,390	96,264
Operating lease liabilities – non-current – related party	53,442	115,419
Total Non-current Liabilities	697,832	211,683
TOTAL LIABILITIES	25,178,419	29,979,586

Schedule of the VIEs Included in the Group’s Consolidated Statements of Comprehensive Income/(Loss)

The table sets forth the results of operations of the VIE before the elimination of the intra-company transactions included in the Group’s consolidated statements of comprehensive income/(loss):

	For the years ended March 31,
	2026	2025	2024

Revenues	$1,138,052	$1,702,643	$1,928,497
Net income (loss)	100,347	(2,224,767)	(1,842,498)

Schedule of the VIEs Included in the Group’s Consolidated Statements of Cash Flows

The table sets forth the cash flows of the VIE included in the Group’s consolidated statements of cash flows:

	For the years ended March 31,
	2026	2025	2024
Net cash used in operating activities	$(41,985)	$(1,609,248)	(1,243,891)
Net cash (used in) provided by investing activities	(1,250,921)	63,516	26,423
Net cash provided by (used in) financing activities	144,160	151,748	(2,980,933)